Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2020-12-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	In 2020, the Board resolved to adopt a recoupment or “clawback” policy for annual cash incentive awards, long-term incentive awards (including stock options and restricted stock) and any other incentive awards paid to executive officers under certain circumstances. In February of 2021, the Compensation Committee formally adopted such a clawback policy. Our clawback policy provides that in the event the Company determines it must restate its financial results as reported in a Form 10-K, Form 10-Q, or other report filed with the Securities and Exchange Commission to correct an accounting error due to material noncompliance with any financial reporting requirement under the U.S. federal securities laws (a Restatement), the Company will seek to recover, at the direction of the Compensation Committee after it has reviewed the facts and circumstances that led to the requirement for the Restatement and the costs and benefits of seeking recovery, incentive compensation (cash and equity-based) awarded or paid within one year following the filing of the financial report giving rise to the Restatement to a covered officer whose intentional misconduct caused or contributed to the need for the Restatement for a fiscal period if a lower award or payment would have been made to such covered officer based upon the restated financial results. The Committee will determine in its discretion the amount, if any, the Company will seek to recover from such covered officer.
Aggregate Erroneous Compensation Not Yet Determined [Text Block]	The Committee will determine in its discretion the amount, if any, the Company will seek to recover from such covered officer.